NATURE OF THE BUSINESS (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of operating segments
We report our results of operations in four reportable segments. Each segment and the nature of its business is as follows:

Segment	Principal activities
Wireless	Wireless telecommunications operations for Canadian consumers and businesses.
Cable	Cable telecommunications operations, including Internet, television, and telephony (phone) services for Canadian consumers and businesses.
Business Solutions
Network connectivity through our fibre network and data centre assets to support a range of voice, data, networking, hosting, and cloud-based services for the enterprise, public sector, and carrier wholesale markets.

Media	A diversified portfolio of media properties, including sports media and entertainment, television and radio broadcasting, specialty channels, multi-platform shopping, digital media, and publishing.

Year ended December 31, 2017	Note	Wireless	Cable	Business Solutions	Media	Corporate items and eliminations	Consolidated totals

(In millions of dollars)

Revenue	5	8,343	3,466	387	2,153	(206)	14,143

Operating costs [1]		4,782	1,757	259	2,014	(48)	8,764

Adjusted operating profit		3,561	1,709	128	139	(158)	5,379

Stock-based compensation [1]	24						61
Depreciation and amortization	7, 8						2,142
Gain on disposition of property, plant and equipment	7						(49)
Restructuring, acquisition and other	9						152
Finance costs	10						746
Other income	11						(19)

Income before income tax expense							2,346

Capital expenditures before proceeds on disposition [2]		806	1,172	131	83	318	2,510
Goodwill		1,160	1,379	429	937	—	3,905
Total assets		14,261	6,033	1,196	2,405	4,968	28,863

[1]	Included in operating costs on the Consolidated Statements of Income.

[2]	Excludes proceeds on disposition of $74 million (see note 28).

Year ended December 31, 2016	Note	Wireless	Cable	Business Solutions	Media	Corporate items and eliminations	Consolidated totals

(In millions of dollars)

Revenue	5	7,916	3,449	384	2,146	(193)	13,702

Operating costs [1]		4,631	1,775	261	1,977	(34)	8,610

Adjusted operating profit		3,285	1,674	123	169	(159)	5,092

Stock-based compensation [1]	24						61
Depreciation and amortization	7, 8						2,276
Restructuring, acquisition and other	7, 9						644
Finance costs	10						761
Other expense	11						191

Income before income tax expense							1,159

Capital expenditures before proceeds on disposition		702	1,085	146	62	357	2,352
Goodwill		1,160	1,379	429	937	—	3,905
Total assets		14,074	5,288	1,219	2,474	5,287	28,342

[1]	Included in operating costs on the Consolidated Statements of Income.